EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income (loss)	$ 25,663	$ (29,840)
Weighted average number of shares outstanding - basic (in shares)	144,032,000	114,134,000
Impact of share options & restricted stock units (in shares)	315,239	0
Weighted average number of shares outstanding - diluted (in shares)	144,347,000	114,134,000